Acquisitions (Tables)	12 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Schedule of Business Acquisitions

The following is a reconciliation of consideration paid, net assets acquired, net of fair value adjustments, and goodwill resulting from the acquisition of CBN as of the acquisition date:

	(Dollars in thousands)
Consideration paid:
Debt issued by buyer	$11,000
Cash paid by buyer	6,447

Total consideration paid for CBN	$17,447

CBN’s net assets at fair value:
CBN net assets acquired	$12,510
Adjustments to reflect assets and liabilities acquired at fair value:
Investment securities discount/premium, net	(108)	(2)
Performing loans	(203)	(3)
Nonperforming loans	(1,706)	(3)
Allowance for loan losses	1,832	(3)
Property and equipment, net	88	(4)
REO property	(43)	(6)
Bank owned life insurance investment	(40)	(7)
Deposits	282	(8)
Core deposit intangible	607	(5)

Total identifiable net assets	$13,219

Total goodwill	$4,228	(9)

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following schedule is a breakdown of the assets acquired, liabilities assumed, related fair value adjustments, and resulting goodwill:

	Community Bank of Northern Wisconsin	Fair Value Adjustments		Fair Value
	(Dollars in thousands)
Assets
Cash and cash equivalents	$28,104	$—		$28,104
Other interest bearing deposits	5,000	(6	)(2)	4,994
Investment securities	16,825	(102	)(2)	16,723
Federal Home Loan Bank stock	405	—		405
Loans receivable	113,649	(1,909	)(3)	111,740
Allowance for loan losses	(1,832)	1,832	(3)	—

Loans receivable, net	111,817	(77)		111,740
Office properties and equipment, net	2,741	88	(4)	2,829
Accrued interest receivable	540	—		540
Intangible assets	—	607	(5)	607
Foreclosed and repossessed assets, net	265	(43	)(6)	222
Other assets	1,345	(40	)(7)	1,305

TOTAL ASSETS	$167,042	$427		$167,469

Liabilities and Stockholders’ Equity
Liabilities:
Deposits	$151,302	$(282	)(8)	$151,020
Federal Home Loan Bank advances	3,000	—		3,000
Other liabilities	230	—		230

Total liabilities	154,532	(282)		154,250
Stockholders’ equity:
Common stock	—	—		—
Additional paid-in capital	12,510	(12,510	)(9)	—
Retained earnings	—	—		—
Unearned deferred compensation	—	—		—
Accumulated other comprehensive loss	—	—		—

Total stockholders’ equity	12,510	(12,510)		—

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$167,042	$(12,792)		$154,250

Total identifiable net assets acquired				13,219
Purchase price				17,447

Goodwill recognized				$4,228

Business Acquisition, Pro Forma Information

The following unaudited pro forma condensed financial information presents our results of operations, including the effects of the purchase accounting adjustments and acquisition expenses, had the acquisition taken place at the beginning of the period presented:

	Citizens Community Bancorp, Inc. Year Ended 09/30/2015 (As Restated)	Community Bank of Northern Wisconsin Year Ended 12/31/2015	Pro Forma Adjustments		Pro Forma Combined
Interest and dividend income:
Interest and fees on loans	$21,641	$5,698	$34	(3)	$27,373
Interest and dividends on investments	1,363	469	—		1,832

Total interest and dividend income	23,004	6,167	34		29,205
Interest expense:
Interest on deposits	3,808	956	199	(6)	4,963
Interest on borrowed funds	630	31	367	(1)	1,028

Total interest expense	4,438	987	566		5,991

Net interest income before provision for loan losses	18,566	5,180	(532)		23,214
Provision for loan losses	656	84	—		740

Net interest income after provision for loan losses	17,910	5,096	(532)		22,474
Non-interest income	3,913	463	—		4,376
Non-interest expense	17,403	4,123	91	(4) (5)	21,617

Income before provision for income tax	4,420	1,436	(623)		5,233
Provision for income taxes	1,614	18	—		1,632

Net income attributable to common stockholders	$2,806	$1,418	$(623)		$3,601

Per share information:
Basic earnings	$0.54				$0.69

Diluted earnings	$0.54				$0.69

The following is a description of the methods used to determine the pro forma adjustments presented above:

(1)	Annual interest expense of $367; represents interest on debt incurred to partially fund the acquisition of CBN. Interest expense was based on $11,000 borrowings at an annual interest rate of 3.3366%, which represents the interest rate at the time of the acquisition.
(2)	Pro forma adjustments to non-interest expense consist of the following:
(3)	Fair value adjustment to performing loans of $203, amortized over 72 months; the weighted average remaining life of the loans, or ($34) annually.
(4)	Fair value adjustment to office properties and equipment of $88, amortized over the estimated remaining life of the buildings of 25 years, or $4 annually.
(5)	Core deposit intangible of $607, amortized over the estimated life of the intangible asset of seven years, or $87 annually.
(6)	Fair value adjustment to deposits of $282, amortized over the weighted average life of the deposits of 17 months, or $199 annually.